Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	December 31, 2021	December 31, 2020

Computer equipment	$85,495	$77,611
Furniture, fixture, and office and medical equipment	264,123	262,664
Leasehold improvements	542,514	542,514
Laboratory equipment	4,179,064	4,058,538
Motor vehicle	239,093	239,093
Assets in construction	1,899,169	1,899,169
	7,209,458	7,079,589
Less: accumulated depreciation	3,478,342	2,393,266
Property, plant and equipment, net	$3,731,116	$4,686,323